35 Financial Instruments (Details 9) - Risk Related To Price Of Power Purchase And Sale Transactions [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Increase [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on purchase and sale of energy in active market, Price variation	Increase
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 346,125
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	332,741
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	356,496
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 380,117
Decrease [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on purchase and sale of energy in active market, Price variation	Decrease
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 346,125
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	332,741
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	309,255
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 285,635